Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Details) - Liquidity risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies	46.50%	47.40%
Year one
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	$ 17,257
Loans from Banks	4,594
Lease liabilities	14,374
Derivative financial liabilities	(4,359)
Year two
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	3,610
Loans from Banks	5,092
Lease liabilities	0
Derivative financial liabilities	118
Year three
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	5,464
Loans from Banks	301
Lease liabilities	0
Derivative financial liabilities	24
Year four
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	6,677
Loans from Banks	158
Lease liabilities	0
Derivative financial liabilities	571
Five to ten years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	12,166
Loans from Banks	1,317
Lease liabilities	45,562
Derivative financial liabilities	328
Year five and thereafter
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	222,563
Loans from Banks	813
Lease liabilities	46,630
Derivative financial liabilities	$ (6,421)